Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income for the year	$ 17,632	$ 33,185
Add (deduct) non-cash items:
(Gain) loss on investments	10,242	1,883
Stock-based compensation	17,041	3,650
Depreciation and amortization of property, equipment and intangible assets	3,355	4,552
Deferred income tax expense	0	4,034
Current income tax expense	7,447	7,971
Other items	(542)	(1,291)
Income taxes paid	(8,070)	(7,838)
Changes in:
Fees receivable	2,216	8,398
Other assets	(7,438)	2,294
Accounts payable, accrued liabilities and compensation payable	(9,387)	(5,592)
Cash provided by (used in) operating activities	32,496	51,246
Investing activities
Purchase of investments	(25,771)	(15,225)
Sale of investments	12,907	35,843
Purchase of property and equipment	(128)	(693)
Management contract consideration	(10,500)	(40,559)
Cash provided by (used in) investing activities	(23,492)	(20,634)
Financing activities
Acquisition of common shares for equity incentive plan	(6,948)	(10,201)
Acquisition of common shares under normal course issuer bid	(3,036)	0
Cash received on exercise of stock options	1,127	0
Repayment of lease liabilities	(2,329)	(1,969)
Contributions from non-controlling interest	7,320	892
Net advances from loan facility	25,750	12,652
Dividends paid	(25,781)	(25,562)
Cash provided by (used in) financing activities	(3,897)	(24,188)
Effect of foreign exchange on cash balances	(3,234)	(725)
Net increase (decrease) in cash and cash equivalents during the year	1,873	5,699
Cash and cash equivalents, beginning of the year	49,805	44,106
Cash and cash equivalents, end of the year	51,678	49,805
Cash and cash equivalents:
Cash	51,494	44,087
Short-term deposits	184	5,718
Total cash and cash equivalents	$ 51,678	$ 49,805